Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,108,000
Previously Paid Amount	0.00
Total Fee Amount	96.40
Total Offset Amount	0.00
Net Fee	96.40
Narrative - Max Aggregate Offering Price	$ 1,108,000
Final Prospectus	true